Restricted Cash (Details) $ in Millions, $ in Millions, XOF in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 XOF	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XOF	Dec. 31, 2024 CAD ($)
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 71.0			$ 68.4
Essakane
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	68.0	XOF 38.0		54.6	XOF 34.6
Westwood division and Côté Gold
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Security for the purchase of shares held by the minority interest shareholders of EURO				11.0
Westwood division
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Security for the purchase of shares held by the minority interest shareholders of EURO	$ 3.0		$ 4.1	$ 2.8		$ 4.1